Derivative Instruments and Hedging Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Gain (loss) recognized on non-designated derivative instruments:
Gain (loss) recognized on non-designated derivative instruments, total	$ 14,809	$ 4,494
Foreign Exchange Contract | Interest expense
Gain (loss) recognized on non-designated derivative instruments:
Gain (loss) recognized on non-designated derivative instruments, total	(6,291)	(6,406)
Foreign Exchange Contract | Foreign exchange gain (loss), net
Gain (loss) recognized on non-designated derivative instruments:
Gain (loss) recognized on non-designated derivative instruments, total	$ 21,100	$ 10,900